Annual Total Returns [BarChart] - Janus Henderson Mortgage-Backed Securities ETF - Janus Henderson Mortgage-Backed Securities ETF	Feb. 28, 2021
Bar Chart Table:
Annual Return 2019	6.99%
Annual Return 2020	6.09%